Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Changes in Property, Plant and Equipment

Changes in property, plant and equipment:

	Balance at January 1, 2025	Additions net of transfers (1)(2)	Disposals	Depreciation	Exchange rate variation	Balance at September 30, 2025
Buildings	3,982,477	404,688	(207)	(189,956)	294,657	4,491,659
Land	1,069,392	15,674	(5,677)	—	108,956	1,188,345
Machinery and equipment	4,038,196	594,619	(5,420)	(488,467)	262,560	4,401,488
Facilities	682,348	110,843	(1,763)	(40,553)	115,397	866,272
Computer equipment	187,164	44,398	(1,794)	(46,964)	8,466	191,270
Vehicles (land and air)	275,582	91,350	(13,757)	(37,932)	28,295	343,538
Construction in progress	1,238,785	77,596	(3,259)	—	104,972	1,418,094
Other	306,936	86,285	(12,874)	(37,590)	20,443	363,200
	11,780,880	1,425,453	(44,751)	(841,462)	943,746	13,263,866
	Balance at January 1, 2024	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at September 30, 2024
Buildings	4,305,145	215,591	(10,647)	(192,967)	(199,101)	4,118,021
Land	1,209,739	22,758	(4,053)	—	(86,076)	1,142,368
Machinery and equipment	4,310,590	520,599	(22,461)	(478,107)	(141,903)	4,188,718
Facilities	764,036	129,345	(405)	(39,469)	(87,682)	765,825
Computer equipment	166,291	53,346	(2,013)	(37,544)	(4,347)	175,733
Vehicles (land and air)	272,663	72,166	(7,587)	(33,638)	(15,601)	288,003
Construction in progress	1,636,719	(147,140)	(4,301)	—	(79,357)	1,405,921
Other	253,006	69,936	(836)	(30,308)	(5,257)	286,541
	12,918,189	936,601	(52,303)	(812,033)	(619,324)	12,371,130

(1)	Additions for each category includes transfers from construction in progress during the period.

(2)	Of the total amount of additions net of transfers, US$267 refers to the acquisition of JBS Terminais Ltda.